Goldman Sachs Short Duration Government Fund
Goldman Sachs Short Duration Government Fund—Summary
Investment Objective
The Goldman Sachs Short Duration Government Fund (the “Fund”) seeks a high level of current income and secondarily, in seeking current income, may also consider the potential for capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 57 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-124 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Short Duration Government Fund		Class A	Class C	Institutional	Service	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		1.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	0.65%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 0.65% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Short Duration Government Fund		Class A	Class C	Institutional	Service	Class IR
Management Fees		0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none	none
Other Expenses		0.18%	0.18%	0.09%	0.59%	0.18%
Service Fees		none	none	none	0.25%	none
Shareholder Administration Fees		none	none	none	0.25%	none
All Other Expenses		0.18%	0.18%	0.09%	0.09%	0.18%
Total Annual Fund Operating Expenses		0.91%	1.66%	0.57%	1.07%	0.66%
Fee Waiver and Expense Limitation	[1]	(0.10%)	(0.45%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses	[2][3]	0.81%	1.21%	0.47%	0.97%	0.56%
[1]	The Investment Adviser has agreed to (i) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund's average daily net assets and (ii) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.43% as an annual percentage rate of the average daily net assets of the Fund. In addition, Goldman, Sachs & Co. ("Goldman Sachs") has agreed to waive a portion of the distribution and service (12b-1) fees equal to 0.35% of the average daily net assets attributable to Class C Shares of the Fund. These arrangements will remain in effect through at least July 29, 2015, and prior to such date Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.
[2]	After Fee Waiver and Expense Limitation
[3]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs Short Duration Government Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	231	426	637	1,244
Class C Shares	188	479	860	1,928
Institutional Shares	48	173	308	704
Service Shares	99	330	580	1,297
Class IR Shares	57	201	358	813

Assuming no redemption
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Goldman Sachs Short Duration Government Fund Class C Shares	123	479	860	1,928

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2014 was 211% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and in repurchase agreements collateralized by such securities. Substantially all of the Fund’s Net Assets will be invested in U.S. Government Securities and instruments based on U.S. Government Securities. The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, options and interest rate swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Bank of America Merrill Lynch Two-Year U.S. Treasury Note Index, plus or minus 1 year, and over the past ten years ended June 30, 2014, the duration of this index has ranged between 1.72 and 1.99 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

The Fund’s benchmark index is the Bank of America Merrill Lynch Two-Year U.S. Treasury Note Index.

GSAM’s Fixed Income Investing Philosophy:

Global fixed income markets are constantly evolving and are highly diverse—with myriad countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:
  Thoughtfully combine diversified sources of return by employing multiple strategies
  Take a global perspective to uncover relative value opportunities
  Employ focused specialist teams to identify short-term mis-pricings and incorporate long-term views
  Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool
  Build a strong team of skilled investors who excel on behalf of our clients

Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Credit/Default Risk.  An issuer or guarantor of fixed income securities or instruments held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value (“NAV”).

Derivatives Risk.  Loss may result from the Fund’s investments in options, futures, swaps, options on swaps and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Large Shareholder Redemptions Risk.  The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Mortgage-Backed and/or Other Asset-Backed Securities Risk.  Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the six-month period ended June 30, 2014 was 0.39%. Best Quarter Q4 ‘08 +3.37% Worst Quarter Q2 ‘04 –1.09%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2013
Average Annual Total Returns Goldman Sachs Short Duration Government Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	(1.63%)	1.11%	2.60%	3.82%	May 01, 1997
Class A Shares Returns After Taxes on Distributions	(1.97%)	0.59%	1.74%	2.46%	May 01, 1997
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(0.93%)	0.72%	1.73%	2.43%	May 01, 1997
Class A Shares Bank of America Merrill Lynch Two-Year U.S. Treasury Note Index (reflects no deductions for fees, expenses or taxes)	0.31%	1.07%	2.60%	3.82%	May 01, 1997
Class C Shares	(1.15%)	0.93%	2.13%	3.12%	Aug. 15, 1997
Class C Shares Bank of America Merrill Lynch Two-Year U.S. Treasury Note Index (reflects no deduction for fees, expenses or taxes)	0.31%	1.07%	2.60%	3.73%	Aug. 15, 1997
Institutional Shares	0.33%	1.77%	3.13%	5.26%	Aug. 15, 1988
Institutional Shares Bank of America Merrill Lynch Two-Year U.S. Treasury Note Index (reflects no deduction for fees, expenses or taxes)	0.31%	1.07%	2.60%	4.94%	Aug. 15, 1988
Service Shares	(0.27%)	1.26%	2.61%	3.93%	Apr. 10, 1996
Service Shares Bank of America Merrill Lynch Two-Year U.S. Treasury Note Index (reflects no deduction for fees, expenses or taxes)	0.31%	1.07%	2.60%	3.95%	Apr. 10, 1996
Class IR Shares	0.25%	1.69%		2.78%	Nov. 30, 2007
Class IR Shares Bank of America Merrill Lynch Two-Year U.S. Treasury Note Index (reflects no deduction for fees, expenses or taxes)	0.31%	1.07%		2.12%	Nov. 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.